United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—2.9%
		Finance—2.9%
$6,735,916		Oz Wing Cayman II Ltd., Series EMTN, 3.167%, 2/27/2017	$6,808,664
4,500,000		Sealane 2011-1X, Class A, 14.2389%, 2/12/2016	4,675,500
705,882		Yapi DPR Finance Co. 2010-1, Class A, 0.8741%, 11/21/2014	686,118
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,016,565)	12,170,282
		CORPORATE BONDS—2.5%
		Communications - Telecom Wireless—1.3%
5,700,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.24385%, 9/12/2016	5,762,939
		Energy/Exploration and Production—1.2%
5,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 1.85735%, 5/20/2016	5,000,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $10,753,867)	10,762,939
		Trade Finance Agreements—88.8%
		Automotive—1.6%
3,769,051		Volvo Chile, 2.50%, 4/19/2016	3,606,982
3,314,741		Volvo Do Brazil, 2.4175%, 12/7/2015	3,242,811
		TOTAL	6,849,793
		Basic Industry - Cement—0.8%
3,333,334		Jambyl Cement, 1.1706%, 7/15/2015	3,303,333
		Basic Industry - Fertilizers/Chemicals—2.1%
1,000,000		Amaggi, 2.50%, 8/29/2014	994,500
3,000,000		Amaggi, 3.0671%, 2/20/2014	2,938,500
5,000,000		Eurochem II, 2.0366%, 8/22/2018	4,927,500
		TOTAL	8,860,500
		Basic Industry - Metals/Mining Excluding Steel—15.8%
6,000,000		African Mineral Tonkolili, 5.6702%, 4/5/2016	5,928,000
2,201,221		African Minerals, 5.8336%, 10/13/2016	2,180,309
4,295,333		Discovery Copper, 4.0822%, 3/31/2015	4,278,152
8,000,000		EMP II, 6.1646%, 12/23/2018	8,008,000
4,737,257		Erdenet, 7.1276%, 9/6/2014	3,552,943
4,500,000	[1]	Fortescue Metals Group Ltd., 4.50%, 8/28/2015	4,500,000
5,106,383		Kazzinc, 2.0461%, 12/31/2015	5,093,617
10,000,000		Masan, 10.3206%, 3/7/2014	9,970,000
4,500,000		Mechel Kuzbass III, 5.2389%, 8/7/2015	3,876,750
4,500,000		Mechel Yakutugol III, 5.2389%, 8/7/2015	3,876,750
3,000,000		Russian Copper, 4.1685%, 12/4/2018	3,000,000
3,385,715	[1]	Solway, 6.1706%, 5/30/2016	3,389,100
1,800,000		Tenex, 2.4984%, 3/28/2016	1,765,800
7,500,000		Vedanta 2018, 2.9166%, 8/31/2018	7,470,000
		TOTAL	66,889,421
		Basic Industry - Steel Producers/Products—3.5%
1,250,000		Ferrexpo PLC, 2.4179%, 8/31/2018	1,252,500
6,250,000	[1]	Ferrexpo PLC, Series 144A, 2.25%, 8/31/2018	6,246,875
2,784,783		Metalloinvest, Floating Rate Note, 3.1685%, 4/4/2016	2,688,708
2,833,333		Metinvest15, 4.914%, 5/25/2015	2,788,000

Principal Amount or Shares			Value
		Trade Finance Agreements—continued
		Basic Industry - Steel Producers/Products—continued
$2,783,896	[1]	Stemcor, 2.5177%, 12/31/2014	$1,809,532
		TOTAL	14,785,615
		Capital Goods—1.6%
4,721,985		Braskem SA, 2.45315%, 6/24/2014	4,693,653
2,000,000		TAAG II, Floating Rate Note, 5.9966%, 6/27/2016	2,004,000
		TOTAL	6,697,653
		Consumer Cyclical - Household and Leisure Products—0.9%
1,671,135		Alok II, 4.00%, 7/8/2014	1,668,628
2,005,687		Aloka Co. Ltd., 4.28%, 3/15/2014	2,004,685
		TOTAL	3,673,313
		Consumer Non-Cyclical—5.8%
2,761,832	[2,3,4]	Arrocera Covadonga SA de CV, 3.50%, 12/31/2014	0
5,000,000		Bahia Cellulose, 4.1085%, 2/14/2018	5,022,500
1,208,333		Bajaj Hindusthan Ltd., 1.6299%, 3/15/2014	1,176,917
5,343,158		Banacol, 8.165%, 6/15/2015	5,332,471
3,532,674		ETG, 3.1677%, 3/31/2014	3,566,234
2,352,942		GVO, 5.1683%, 11/2/2015	2,252,942
2,285,714		JBS S.A., 5.6706%, 11/9/2015	2,284,571
2,500,000		Louis Drey May, 3.7378%, 8/31/2015	2,486,250
45,821		Ukrland Farming, 8.6702%, 6/29/2014	45,409
2,700,000		Vicentin, 7.3514%, 11/18/2015	2,691,900
		TOTAL	24,859,194
		Consumer Non-Cyclical - Tobacco—0.9%
3,905,559		Premium TOB III, 5.25%, 5/9/2014	3,923,134
		Consumer Non-Cyclical/Food-Wholesale—7.0%
2,250,000		Belagricola, 5.2466%, 6/28/2016	2,227,500
8,000,000		COCOBOD, 0.8677%, 8/31/2014	7,984,000
3,500,000		Copertrading, 4.4709%, 3/31/2014	3,477,250
5,684,210		CPC International, Inc., 2.75%, 12/1/2016	5,661,474
2,150,000		Kernel Holding SA, 5.7413%, 3/3/2016	2,158,600
5,000,000		Nidera Sementes, 3.84285%, 6/30/2016	4,995,000
3,214,286	[1]	REI Agro Ltd., 6.242%, 10/31/2014	3,204,643
		TOTAL	29,708,467
		Energy—16.4%
8,336,718		Adani Power Ltd., 3.30%, 6/30/2018	7,836,515
7,500,000		BB Energy, 2.75%, 6/16/2014	7,440,000
2,916,667		Canbaikal Resources, 5.669%, 4/10/2016	2,916,667
275,435		Egpc Pel V Tr A, 3.4961%, 3/31/2015	261,112
3,520,441		Gunvor Group, 3.6702%, 11/30/2016	3,451,792
4,500,000		Kosmos Energy, 5.74685%, 3/15/2018	4,468,500
8,000,000		Pardaliservices S.A., 4.50%, 7/26/2018	8,028,000
4,000,000		Puma Energy, 2.65%, 5/31/2016	3,972,000
9,000,000		Rompetrol, 3.7891%, 2/28/2017	8,964,000
1,118,421		Sonangol 2014, 1.1702%, 7/31/2014	1,091,020
6,576,623		Sonangol III, 3.6702%, 7/31/2017	6,497,704
5,000,000		Suek 2017, 3.8706%, 11/30/2017	4,972,500
1,337,209		SUEK OJSC, 3.4206%, 9/8/2015	1,323,837
270,833		SV Oil & Natural Gas Ltd., 4.165%, 12/31/2014	268,260
4,988,540		Trafigura, 1.4675%, 2/28/2014	4,983,551

Principal Amount or Shares			Value
		Trade Finance Agreements—continued
		Energy—continued
$3,286,580		Tuscany International Drilling, Inc., 6.7381%, 8/15/2016	$2,629,264
681,818		Tuscany Revolver, 6.7381%, 8/15/2015	545,454
		TOTAL	69,650,176
		Energy - Refining—1.5%
4,571,428		Petron Corp., 2.5702%, 9/30/2016	4,518,857
1,827,390		Samir Energy, 3.9206%, 12/31/2014	1,818,253
		TOTAL	6,337,110
		Energy/Exploration and Production—12.2%
3,065,195		Gazprom Neft, 1.7725%, 7/17/2015	3,034,543
5,000,000		Gazpromneft II, 1.8675%, 9/1/2016	4,950,000
9,000,000		Kazmunaigas, 2.265%, 7/15/2016	8,941,500
7,770,308		Nigerian Petro, 3.99285%, 6/15/2019	7,731,456
3,750,000		Ptmitraperk, 6.1702%, 11/30/2015	3,714,375
5,000,000		Rosneft Oil III, 2.6381%, 4/24/2017	4,955,000
4,615,385		Rosneft Oil IV, 2.0929%, 12/30/2016	4,518,461
4,877,584		Tatneft, 3.57925%, 6/28/2015	4,916,605
5,000,000		TNK-BP Finance SA, 1.5621%, 8/23/2015	4,917,500
4,000,000		Ypf S.A., 6.00%, 4/3/2014	3,996,000
		TOTAL	51,675,440
		Finance—2.8%
3,000,000		International Bank of Azerbaijan, 5.414%, 12/6/2014	2,997,000
9,000,000		LFC TGB, 1.7406%, 1/22/2014	9,000,000
		TOTAL	11,997,000
		Finance/Banks/Brokers—8.5%
2,623,492		Afrexim, 2.4202%, 6/29/2014	2,619,557
5,000,000		Africa Fin Corp., 3.00%, 12/1/2015	5,000,000
6,000,000		Azerbaijan Bank, 4.25%, 3/14/2014	5,967,000
7,370,000		ING Bank N.V., Series EMTN, 3.1695%, 6/13/2014	7,370,000
5,000,000		Turkey Garanti Bank, 0.197%, 5/3/2016	5,025,000
5,000,000		Veb, 3.25%, 1/31/2020	5,007,500
5,000,000		Yapi ve Kredi Bankasi A.S., 0.8389%, 5/6/2014	4,945,000
		TOTAL	35,934,057
		Services/Railroads—2.5%
1,279,328		Azeri RR Tran B, 4.1706%, 1/9/2015	1,253,102
6,860,000		Azeri RR, 5.3185%, 1/25/2018	6,757,100
2,711,864		Eastcomtrans, Floating Rate Note, 6.1695%, 4/1/2016	2,675,254
		TOTAL	10,685,456
		Telecommunications & Cellular—4.4%
1,714,400		Digicel Ltd., 3.7461%, 3/31/2015	1,714,400
1,928,571		MCS Holdings LLC, 6.1646%, 11/23/2015	1,909,286
2,857,143		MCS Holdings LLC, 7.6646%, 11/24/2017	2,817,143
5,000,000		MNC Sky Vision, 12/11/2016	4,925,000
7,500,000		Solusi Tunas PRA, 4.24585%, 3/22/2018	7,436,250
		TOTAL	18,802,079
		Utility/Electricity Generation—0.5%
2,250,000	[1]	MOF Angola, 5.7374%, 2/16/2018	2,221,875
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $383,915,389)	376,853,616

Principal Amount or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—1.1%
		Banking—0.6%
$2,500,000		African Export-Import Bank, 8.75%, 11/13/2014	$2,650,000
		Sovereign—0.5%
2,000,000		Tanzania, United Republic of, 6.392%, 3/9/2020	2,090,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $4,675,263)	4,740,000
		INVESTMENT COMPANY—3.6%
15,324,582	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	15,324,582
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $426,685,666)[7]	419,851,419
		OTHER ASSETS AND LIABILITIES - NET—1.1%[8]	4,561,940
		TOTAL NET ASSETS—100%	$424,413,359

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these restricted securities amounted to $21,372,025, which represented 5.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Fund's Board Trustees (the “Trustees”), if applicable, held at December 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Ferrexpo PLC, Series 144A, 2.25%, 8/31/2018	8/6/2013 – 9/30/2013	$6,251,786	$6,246,875
Fortescue Metals Group Ltd., 4.50%, 8/28/2015	8/22/2013	$4,500,000	$4,500,000
MOF Angola, 5.7374%, 2/16/2018	6/20/2012	$2,227,025	$2,221,875
REI Agro Ltd., 6.242%, 10/31/2014	10/31/2012	$3,177,476	$3,204,643
Solway, 6.1706%, 5/30/2016	11/7/2012	$3,344,862	$3,389,100
Stemcor, 2.5177%, 12/31/2014	8/9/2012 – 1/28/2013	$2,770,496	$1,809,532
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Non-income-producing security.
5	Affiliated holding.
6	7-day net yield.
7	At December 31, 2013, the cost of investments for federal tax purposes was $426,685,666. The net unrealized depreciation of investments for federal tax purposes was $6,834,247. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $903,317 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,737,564.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for trade finance agreements, other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$12,170,282	$12,170,282
Corporate Bonds	—	10,762,939	—	10,762,939
Trade Finance Agreements	—	7,370,000	369,483,616	376,853,616
Foreign Governments/Agencies	—	4,740,000	—	4,740,000
Investment Company	15,324,582	—	—	15,324,582
TOTAL SECURITIES	$15,324,582	$22,872,939	$381,653,898	$419,851,419
The Fund uses a pricing service to provide price evaluations for Level 3 asset backed securities and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements
Balance as of April 1, 2013	$5,858,956	$232,723,408
Accrued Discount/premiums	7,962	981,819
Realized gain	11,083	307,217
Change in unrealized depreciation	(5,069)	(3,399,689)
Purchases	7,358,545	299,010,011
(Sales)	(1,061,195)	(160,139,150)
Balance as of December 31, 2013	$12,170,282	$369,483,616
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2013	$(1,960)	$(4,559,752)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014